Brown Advisory - Beutel Goodman Large-Cap Value Fund
Schedule of Investments
March 31, 2023 (Unaudited)

Shares	Security Description	Value $
Common Stocks - 97.1%
Communication Services - 12.0%
1,069,915	Comcast Corp.	40,560,478
1,574,105	Interpublic Group of Companies, Inc.	58,619,670
967,172	Omnicom Group, Inc.	91,243,006
		190,423,154
Consumer Discretionary - 14.9%
1,007,635	eBay, Inc.	44,708,765
1,318,470	Gentex Corp.	36,956,714
1,646,734	Harley-Davidson, Inc.	62,526,489
473,620	Polaris, Inc.	52,396,581
1,013,340	Tempur Sealy International, Inc.	40,016,797
		236,605,346
Consumer Staples - 11.7%
1,133,070	Campbell Soup Co.	62,296,189
868,291	Kellogg Co.	58,140,765
487,045	Kimberly-Clark Corp.	65,371,180
		185,808,134
Financials - 14.5%
357,790	American Express Co.	59,017,461
140,910	Ameriprise Financial, Inc.	43,188,915
72,965	BlackRock, Inc.	48,822,341
924,360	Carlyle Group Inc.	28,710,622
881,140	SEI Investments Co.	50,709,606
		230,448,945
Health Care - 13.1%
209,771	AmerisourceBergen Corp.	33,586,435
280,805	Amgen, Inc.	67,884,608
213,400	Biogen, Inc.*	59,331,602
453,045	Merck & Co., Inc.	48,199,458
		209,002,103
Industrials - 14.8%
199,405	Cummins, Inc.	47,633,866
1,463,219	Flowserve Corp.	49,749,447
965,100	Masco Corp.	47,984,772
1,228,370	MillerKnoll, Inc.	25,120,167
82,840	Parker-Hannifin Corp.	27,843,352
358,240	Westinghouse Air Brake Technologies Corp.	36,203,734
		234,535,338
Information Technology - 15.4%
832,107	Amdocs, Ltd.	79,907,235
2,827,285	Gen Digital, Inc.	48,516,211
954,955	NetApp, Inc.	60,973,877
437,580	QUALCOMM, Inc.	55,826,456
		245,223,779
Materials - 0.7%
88,280	PPG Industries, Inc.	11,792,442
Total Common Stocks (Cost $1,407,343,109)		1,543,839,241

Short-Term Investments - 2.4%
Money Market Funds - 2.4%
38,063,804	First American Government Obligations Fund - Class Z, 4.61%#	38,063,804
Total Short-Term Investments (Cost $38,063,804)		38,063,804
Total Investments - 99.5% (Cost $1,445,406,913)		1,581,903,045
Other Assets in Excess of Liabilities - 0.5%		7,299,579
NET ASSETS - 100.0%		$1,589,202,624

* Non-income producing
# Annualized seven-day yield as of the date of this report.

Various inputs may be used to determine the value of the Fund's investments.  These inputs are summarized in three broad levels.  The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

As of the date of this report, all of the Fund's investments were categorized as Level 1 securities.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard & Poor’s  Financial Services LLC ('S&P').  (GICS®) is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.